Cover Page	Feb. 22, 2024
Cover [Abstract]
Entity Central Index Key	0000071829
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	Newpark Resources, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-02960
Entity Tax Identification Number	72-1123385
Entity Address, Address Line One	9320 Lakeside Boulevard,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	The Woodlands,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	362-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NR
Security Exchange Name	NYSE